Other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Sep. 30, 2024
Other payables
Opening balance	$ 379	$ 984
Interest accretion	0	490
Foreign exchange gain / loss	(9)	0
Debt extinguishment	0	(1,474)
Recognition of new debt	0	370
Interest accretion on new debt	99	9
Ending balance	469	379
Less: current portion of the provision (included in Trade and other payables)	44	36
Ending balance of long-term portion	$ 425	$ 343